Capital Lease Obligations - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Capital Lease Obligations [Line Items]
Capital lease expiration year	expiring through the year 2025
Gross asset value	$ 62,171	$ 49,229
Accumulated depreciation	$ 15,813	11,103
Maximum
Capital Lease Obligations [Line Items]
Capital Lease interest rate	12.10%
Minimum
Capital Lease Obligations [Line Items]
Capital Lease interest rate	4.10%
Assets Held under Capital Leases
Capital Lease Obligations [Line Items]
Gross asset value	$ 4,800	4,200
Accumulated depreciation	$ 1,600	$ 1,500